Employee Benefits (Details) - Schedule of Defined Benefit Plan Expense Recognized in Profit or Loss - CHF (SFr)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Defined Benefit Plan Expense Recognized in Profit or Loss [Abstract]
Salaries	SFr 2,145,943	SFr 2,815,411	SFr 1,865,633
Pension costs	172,460	266,256	165,801
Other social benefits	293,753	294,017	275,258
Share based payments costs	379,414	342,799	1,223,696
Other personnel expenditures	9,999	2,024	214,940
Total employee benefits	3,001,569	3,720,507	3,745,328
Employee benefits attributable to continuing operations	2,243,955	2,071,436	2,375,668
Employee benefits attributable to discontinued operations	SFr 757,614	SFr 1,649,071	SFr 1,369,660